Significant Accounting Policies - Schedule of Expected Future Amortization Expense of Website Development Costs (Details) - Website Development Costs [Member] - USD ($)	Nov. 30, 2017	Aug. 31, 2017
2018	$ 18,335	$ 18,407
2019	18,335	18,407
2020	18,335	18,407
2021	18,335	18,407
2022	18,335	18,407
Total	$ 91,675	$ 92,035